Asset Retirement Obligations (Details) - Schedule of Asset Retirement Obligations - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Schedule of Asset Retirement Obligations [Abstract]
Asset Retirement Obligations
Liabilities incurred in the current period	48,474
Accretion of liability	1,002
Foreign currency translation adjustment	(401)
Asset Retirement Obligations	49,075
Asset retirement obligations
Current portion	24,502
Non-current portion	24,573
Total	$ 49,075